UTILITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.9%

SECURITY                            SHARES       VALUE
-------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-------------------------------------------------------------
Ovation, Inc.(1)(2)                   285,787    $          0
-------------------------------------------------------------
                                                 $          0
-------------------------------------------------------------
Drugs -- 0.7%
-------------------------------------------------------------
Ivax Corp.(2)                         230,000    $  2,484,000
-------------------------------------------------------------
                                                 $  2,484,000
-------------------------------------------------------------
Electric Utilities -- 38.3%
-------------------------------------------------------------
ALLETE, Inc.                          310,000    $  8,401,000
American Electric Power Co., Inc.      75,000       3,001,500
Cleco Corp.                           650,000      14,235,000
DPL, Inc.                             175,000       4,628,750
DQE, Inc.                             383,000       5,362,000
DTE Energy Co.                        375,000      16,740,000
Edison International(2)               125,000       2,125,000
Empire District Electric Co.           85,000       1,742,500
Energy East Corp.                     420,000       9,492,000
Entergy Corp.                         260,000      11,034,400
Exelon Corp.                          315,625      16,507,188
Fortum Oyj                            350,000       2,018,695
FPL Group, Inc.                       180,100      10,804,199
Mirant Corp.(2)                       200,000       1,460,000
National Grid Group plc               759,000       5,391,329
Potomac Electric Power Co.            425,000       9,129,000
Scottish and Southern Energy plc(3)   500,000       4,946,350
TXU Corp.                             340,000      17,527,000
-------------------------------------------------------------
                                                 $144,545,911
-------------------------------------------------------------
Gas Utilities -- 7.0%
-------------------------------------------------------------
El Paso Corp.                         200,000    $  4,122,000
Equitable Resources, Inc.             145,000       4,973,500
KeySpan Corp.                         205,000       7,718,250
National Fuel Gas Co.                 330,000       7,428,300
NUI Corp.                              75,000       2,062,500
-------------------------------------------------------------
                                                 $ 26,304,550
-------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.5%
-------------------------------------------------------------
San Juan Basin Royalty Trust          500,000    $  5,535,000
-------------------------------------------------------------
                                                 $  5,535,000
-------------------------------------------------------------
SECURITY                            SHARES       VALUE
-------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
-------------------------------------------------------------
Talisman Energy, Inc.                 200,000    $  9,030,000
-------------------------------------------------------------
                                                 $  9,030,000
-------------------------------------------------------------
Telecommunications Services -- 10.1%
-------------------------------------------------------------
Alltel Corp.                          305,000    $ 14,335,000
Alltel Corp. - UTS(2)                 100,000       4,854,000
AT&T Wireless Services, Inc.(2)     1,321,661       7,731,718
Elisa Communications Oyj(2)           360,550       2,581,646
TDC A/S(3)                            150,000       4,148,010
Telecom Italia Mobile(3)              802,000       3,287,077
Vodafone Group plc ADR                100,000       1,365,000
-------------------------------------------------------------
                                                 $ 38,302,451
-------------------------------------------------------------
Telephone Utilities -- 18.1%
-------------------------------------------------------------
BCE, Inc.(3)                        1,057,700    $ 18,425,134
BellSouth Corp.                       400,000      12,600,000
CenturyTel, Inc.                      100,000       2,950,000
Manitoba Telecom Services, Inc.(3)    330,000       6,756,684
SBC Communications, Inc.              450,000      13,725,000
Verizon Communications, Inc.          350,000      14,052,500
-------------------------------------------------------------
                                                 $ 68,509,318
-------------------------------------------------------------
Utilities - Electrical and Gas -- 15.8%
-------------------------------------------------------------
Aquila, Inc.                          400,000    $  3,200,000
Cinergy Corp.                         265,000       9,537,350
Constellation Energy Group, Inc.      425,000      12,469,500
Dominion Resources, Inc.               60,000       3,972,000
Firstenergy Corp.                     159,600       5,327,448
MDU Resources Group, Inc.             125,000       3,286,250
Nisource, Inc.                        125,000       2,728,750
Northeast Utilities                   100,000       1,881,000
NSTAR                                 175,000       7,836,500
SCANA Corp.                           235,000       7,254,450
WPS Resources Corp.                    50,000       2,041,500
-------------------------------------------------------------
                                                 $ 59,534,748
-------------------------------------------------------------
Total Common Stocks
   (identified cost $354,683,745)                $354,245,978
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 5.4%

SECURITY                            SHARES       VALUE
-------------------------------------------------------------
Electric Utilities -- 2.2%
-------------------------------------------------------------
FPL Group, Inc.(2)                    150,000    $  8,311,500
-------------------------------------------------------------
                                                 $  8,311,500
-------------------------------------------------------------
Gas Utilities -- 1.4%
-------------------------------------------------------------
KeySpan Corp.(2)                      100,000    $  5,220,000
-------------------------------------------------------------
                                                 $  5,220,000
-------------------------------------------------------------
Utilities - Electrical and Gas -- 1.8%
-------------------------------------------------------------
Cinergy Corp.(2)                      120,000    $  7,014,000
-------------------------------------------------------------
                                                 $  7,014,000
-------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $18,503,200)                 $ 20,545,500
-------------------------------------------------------------

CONVERTIBLE BONDS -- 0.5%

                                    PRINCIPAL
                                    AMOUNT
SECURITY                            (000'S OMITTED)   VALUE
------------------------------------------------------------------
Ovation Inc. Convertable, 0.00%,
2/23/03(1)(4)                         $    3,595      $  1,797,612
------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $3,595,224)                      $  1,797,612
------------------------------------------------------------------

COMMERCIAL PAPER -- 1.4%

                                    PRINCIPAL
                                    AMOUNT
SECURITY                            (000'S OMITTED)   VALUE
------------------------------------------------------------------
CXC, Inc., 1.97%, 7/1/02              $    5,423      $  5,422,406
------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,422,407)                    $  5,422,406
------------------------------------------------------------------
Total Investments -- 101.2%
   (identified cost $382,204,576)                     $382,011,496
------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%              $ (4,663,095)
------------------------------------------------------------------
Net Assets -- 100.0%                                  $377,348,401
------------------------------------------------------------------


(PIK) Payment In Kind.
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)    Non-income producing security.
(3)    Foreign security.
(4)    Issuer defaulted on maturity payments.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------------
Investments, at value
   (identified cost, $382,204,576)             $382,011,496
Cash                                                  1,701
Receivable for investments sold                   2,332,568
Dividends receivable                              1,516,266
Prepaid expenses                                      1,828
Tax reclaim receivable                               27,952
-----------------------------------------------------------
TOTAL ASSETS                                   $385,891,811
-----------------------------------------------------------

Liabilities
-----------------------------------------------------------
Payable for investments purchased              $  8,497,735
Payable to affiliate for Trustees' fees               6,466
Accrued expenses                                     39,209
-----------------------------------------------------------
TOTAL LIABILITIES                              $  8,543,410
-----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                       $377,348,401
-----------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                             $377,534,179
Net unrealized depreciation (computed on
   the basis
   of identified cost)                             (185,778)
-----------------------------------------------------------
TOTAL                                          $377,348,401
-----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------------
Dividends (net of foreign taxes,
   $101,941)                                   $  7,460,059
Interest                                            188,651
-----------------------------------------------------------
TOTAL INVESTMENT INCOME                        $  7,648,710
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Investment adviser fee                         $  1,301,087
Trustees' fees and expenses                          11,342
Custodian fee                                       101,338
Legal and accounting services                        17,840
Miscellaneous                                         8,172
-----------------------------------------------------------
TOTAL EXPENSES                                 $  1,439,779
-----------------------------------------------------------

NET INVESTMENT INCOME                          $  6,208,931
-----------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                              $(13,616,953)
   Foreign currency transactions                     11,795
-----------------------------------------------------------
NET REALIZED LOSS                              $(13,605,158)
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)         $(19,914,767)
   Foreign currency                                   7,174
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                              $(19,907,593)
-----------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS               $(33,512,751)
-----------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                  $(27,303,820)
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                     SIX MONTHS ENDED
                                     JUNE 30, 2002       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS    (UNAUDITED)         DECEMBER 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment income               $  6,208,931        $   9,881,129
   Net realized loss                    (13,605,158)          (9,856,824)
   Net change in unrealized
      appreciation (depreciation)       (19,907,593)        (103,801,904)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(27,303,820)       $(103,777,599)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 11,826,672        $  33,976,470
   Withdrawals                          (32,880,955)         (79,078,065)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(21,054,283)       $ (45,101,595)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $(48,358,103)       $(148,879,194)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of period                 $425,706,504        $ 574,585,698
--------------------------------------------------------------------------
AT END OF PERIOD                       $377,348,401        $ 425,706,504
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2002       ------------------------------------------------------
                                    (UNAUDITED)            2001       2000       1999       1998       1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Operating expenses                       0.73%(1)         0.71%      0.71%      0.72%      0.72%      0.74%
   Interest expense                           --(1)(2)       0.01%      0.01%        --(2)      0.16%      0.01%
   Net investment income                    3.13%(1)         2.00%      1.54%      1.68%      3.13%      4.42%
Portfolio Turnover                            81%             169%       149%        93%        78%       169%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                            (6.60)%         (18.61)%        --        --         --         --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                             $377,348         $425,707   $574,586   $579,090   $459,616   $413,409
--------------------------------------------------------------------------------------------------------------

(1)      Annaulized.
(2)      Represents less than 0.01%
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $18 in credit balances were used to reduce the Portfolio's custodian fee.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

UTILITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the six months ended June 30, 2002, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $1,301,087. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $313,432,706 and $323,455,086, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                              $376,782,169
    --------------------------------------------------------
    Gross unrealized appreciation               $ 30,132,020
    Gross unrealized depreciation                (30,325,100)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $   (193,080)
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant